Liability for Pension and Other Retirement Benefits	12 Months Ended
Mar. 31, 2011
Liability for Pension and Other Retirement Benefits [Abstract]
Liability for Pension and Other Retirement Benefits
12. Liability for Pension and Other Retirement Benefits
The Company’s employees, with certain minor exceptions, are covered by a severance payment and a defined benefit cash balance pension plan. The plan provides that approximately 60% of the employee benefits are payable as a pension payment, commencing upon retirement at age 60 (mandatory retirement age) and that the remaining benefits are payable as a lump-sum severance payment based on remuneration, years of service and certain other factors at the time of retirement. The plan also provides for lump-sum severance payments, payable upon earlier termination of employment.
Under the cash balance pension plan, each employee has an account which is credited yearly based on the current rate of pay and market-related interest rate.
Certain subsidiaries have various funded pension plans and/or unfunded severance payment plans for their employees, which are based on years of service and certain other factors. The Company and certain subsidiaries’ funding policy is to contribute the amounts to provide not only for benefits attributed to service to date but also for those expected to be earned in the future.
The reconciliation of beginning and ending balances of the benefit obligations and the fair value of the plan assets of the defined benefit plans are as follows:

			Thousands of
	Millions of yen		U.S. dollars
	2011	2010	2011
Change in benefit obligation:
Benefit obligation, beginning of year	¥137,452	¥139,569	$1,656,048
Service cost	6,630	7,224	79,880
Interest cost	3,585	3,745	43,193
Actuarial loss	1,854	4,048	22,337
Plan participants’ contributions	55	49	663
Acquisition	125	—	1,506
Plan amendment	—	208	—
Benefits paid	(13,505)	(17,446)	(162,711)
Foreign currency exchange rate change	(1,836)	55	(22,121)

Benefit obligation, end of year	¥134,360	¥137,452	$1,618,795

Change in plan assets:
Fair value of plan assets, beginning of year	¥94,403	¥88,252	$1,137,386
Actual return on plan assets	251	10,329	3,024
Employer contributions	7,318	6,465	88,169
Plan participants’ contributions	55	49	663
Acquisition	55	—	663
Benefits paid	(8,381)	(10,788)	(100,976)
Foreign currency exchange rate change	(1,410)	96	(16,989)

Fair value of plan assets, end of year	¥92,291	¥94,403	$1,111,940

Funded status, end of year	¥(42,069)	¥(43,049)	$(506,855)

Prepaid benefit cost	¥2,000	¥22	$24,096
Other current liability	(49)	(89)	(590)
Accrued benefit liability	(44,020)	(42,982)	(530,361)

	¥(42,069)	¥(43,049)	$(506,855)

Amounts recognized in accumulated other comprehensive income (loss):
Actuarial loss	¥36,922	¥34,979	$444,843
Prior service cost	1,491	1,370	17,964

	¥38,413	¥36,349	$462,807

The accumulated benefit obligations for all defined benefit plans were ¥125,743 million ($1,514,976 thousand) and ¥130,571 million, respectively, at March 31, 2011 and 2010.
Information for pension plans with accumulated benefit obligations in excess of plan assets and pension plans with projected benefit obligations in excess of plan assets is as follows:

			Thousands of
	Millions of yen		U.S. dollars
	2011	2010	2011
Plans with accumulated benefit obligations in excess of plan assets:
Accumulated benefit obligations	¥109,556	¥119,363	$1,319,952
Plan assets	73,171	82,806	881,578

Plans with projected benefit obligations in excess of plan assets:
Projected benefit obligations	¥126,307	¥134,348	$1,521,771
Plan assets	82,238	91,255	990,819
Components of net periodic pension cost
Net periodic cost of the companies’ defined benefit plans for the years ended March 31, 2011, 2010 and 2009, consisted of the following components:

	2011	2010	2009	2011
Service cost - Benefits earned during the year	¥6,630	¥7,224	¥8,460	$79,880
Interest cost on projected benefit obligation	3,585	3,745	3,885	43,193
Expected return on plan assets	(2,961)	(2,452)	(3,029)	(35,675)
Amortization of actuarial loss	2,285	2,478	1,622	27,530
Amortization of prior service cost	227	179	535	2,735
Curtailment and settlement loss (gain)	(12)	(28)	475	(145)

Net periodic cost	¥9,754	¥11,146	¥11,948	$117,518

Other changes in plan assets and benefit obligations recognized in other comprehensive income (loss) for the years ended March 31, 2011 and 2010 are summarized as follows:

			Thousands of
	Millions of yen		U.S. dollars
	2011	2010	2011
Current year actuarial loss (gain)	¥4,216	¥(3,829)	$50,795
Amortization of actuarial loss	(2,273)	(2,450)	(27,386)
Current year prior service cost	348	208	4,193
Amortization of prior service cost	(227)	(179)	(2,735)

	¥2,064	¥(6,250)	$24,867

The estimated actuarial loss and prior service cost for the defined benefit plans that will be amortized from accumulated other comprehensive income (loss) into net periodic cost over the next fiscal year are summarized as follows.

		Thousands of
	Millions of yen	U.S. dollars
Actuarial loss	¥2,440	$29,398

Prior service cost	189	2,277

Information with respect to the defined benefit plans is as follows:
Assumptions
Weighted-average assumptions used to determine benefit obligations at March 31:

	Domestic plans		Foreign plans
	2011	2010	2011	2010
Discount rate	2.0%	2.0%	6.0%	6.0%
Assumed rate of increase in future compensation levels (Point-based benefit system)	3.9%	3.8%	—	—
Assumed rate of increase in future compensation levels	2.6%	2.6%	4.6%	4.4%
Weighted-average assumptions used to determine net periodic benefit cost for the years ended March 31:

	Domestic plans			Foreign plans
	2011	2010	2009	2011	2010	2009
Discount rate	2.0%	2.0%	2.0%	6.0%	6.9%	6.7%
Assumed rate of increase in future compensation levels (Point-based benefit system)	3.8%	3.9%	3.9%	—	—	—
Assumed rate of increase in future compensation levels	2.6%	2.4%	2.0%	4.4%	4.1%	4.4%
Expected long-term rate of return on plan assets	1.9%	1.9%	1.9%	7.2%	7.6%	7.5%
The Company and a certain domestic subsidiary have defined benefit cash balance pension plans. These companies adopt the assumed rate of increase in future compensation levels under the point-based benefit system.
The Company and certain subsidiaries determine the expected long-term rate of return on plan assets based on the consideration of the current expectations for future returns and actual historical returns of each plan asset category.
Plan assets
In order to secure long-term comprehensive earnings, the Company and certain subsidiaries’ investment policies are designed to ensure adequate plan assets to provide future payments of pension benefits to eligible participants. Taking into account the expected long-term rate of return on plan assets, the Company and certain subsidiaries formulate a basic portfolio comprised of the judged optimum combination of equity and debt securities. Plan assets are principally invested in equity securities, debt securities and life insurance company general accounts in accordance with the guidelines of the basic portfolio in order to produce a total return that will match the expected return on a mid-term to long-term basis. The Company and certain subsidiaries evaluate the gap between expected return and actual return of invested plan assets on an annual basis to determine if such differences necessitate a revision in the formulation of the basic portfolio. The Company and certain subsidiaries revise the basic portfolio when and to the extent considered necessary to achieve the expected long-term rate of return on plan assets.
The “Pension and Retirement Benefit Committee” is organized in the Company in order to periodically monitor the employment of such plan assets.
Komatsu’s basic portfolio for plan assets consists of three major components: approximately 35% is invested in equity securities, approximately 30% is invested in debt securities, and approximately 35% is invested in other investment assets, primarily consisting of investments in life insurance company general accounts.
The equity securities are selected primarily from stocks that are listed on the securities exchanges. Prior to investing, Komatsu has investigated the business condition of the investee companies, and appropriately diversified investments by type of industry and other relevant factors. The debt securities are selected primarily from government bonds and municipal bonds, and corporate bonds. Prior investing, Komatsu has investigated the quality of the issue, including rating, interest rate and repayment dates, and has appropriately diversified the investments. Pooled funds are selected using strategies consistent with the equity described above. As for investments in life insurance company general accounts, the contracts with the insurance companies include a guaranteed interest rate and return of capital. With respect to investments in foreign investment assets, Komatsu has investigated the stability of the underlying governments and economies, the market characteristics such as settlement systems and the taxation systems. For each such investment, Komatsu has selected the appropriate investment country and currency. There is no significant concentration of risk within the portfolio of investments.
The three levels of input used to measure fair value are more full described in Note 21.
The fair values of benefit plan assets at March 31, 2011 and 2010 are as follows:, by asset class are as follows:

	Millions of yen
At March 31, 2011	Level 1	Level 2	Level 3	Total
Plan assets
Cash	¥4,822	—	—	¥4,822
Equity securities
Japanese equities	7,569	386	—	7,955
Foreign equities	15,223	4,375	—	19,598
Pooled funds	4,252	571	—	4,823
Debt securities
Government bonds and municipal bonds	16,293	3,706	—	19,999
Corporate bonds	—	5,025	—	5,025
Other assets
Life insurance company general accounts	—	28,932	—	28,932
Other	38	653	446	1,137

Total	¥48,197	¥43,648	¥446	¥92,291

	Millions of yen
At March 31, 2010	Level 1	Level 2	Level 3	Total
Plan assets
Cash	¥4,486	—	—	¥4,486
Equity securities
Japanese equities	13,730	—	—	13,730
Foreign equities	17,358	—	—	17,358
Pooled funds	2,650	—	—	2,650
Debt securities
Government bonds and municipal bonds	20,030	1,245	—	21,275
Corporate bonds	—	4,698	—	4,698
Other assets
Life insurance company general accounts	—	29,638	—	29,638
Other	145	—	423	568

Total	¥58,399	¥35,581	¥423	¥94,403

	Thousands of U.S. dollars
At March 31, 2011	Level 1	Level 2	Level 3	Total
Plan assets
Cash	$58,097	—	—	$58,097
Equity securities
Japanese equities	91,193	4,651	—	95,844
Foreign equities	183,409	52,711	—	236,120
Pooled funds	51,229	6,879	—	58,108
Debt securities
Government bonds and municipal bonds	196,301	44,651	—	240,952
Corporate bonds	—	60,543	—	60,543
Other assets
Life insurance company general accounts	—	348,578	—	348,578
Other	458	7,867	5,373	13,698

Total	$580,687	$525,880	$5,373	$1,111,940

(1)
The plan’s equity securities include common stock of the Company in the amount of ¥41 million ($494 thousand) (0.07% of the Company’s total plan assets) and ¥48 million (0.08% of the Company’s total plan assets) at March 31, 2011 and 2010, respectively.

(2)	The plan’s pooled funds which are primarily held by the U.S. subsidiaries include listed foreign equity securities primarily consisting U.S. equity.

(3)	The plan’s government bonds and municipal bonds include approximately 50% Japanese bonds and 50% foreign bonds.
Each level into which assets are categorized is based on inputs used to measure the fair value of the assets, and does not indicate the risks of the assets.
Level 1 assets are comprised principally of equity securities and debt securities, which are valued using quoted prices in active markets. Level 2 assets are comprised of equity securities, debt securities and investments in life insurance company general accounts. Equity securities and debt securities are valued using inputs other than quoted prices included within Level 1 that are observable for the assets or liabilities, either directly or indirectly. Investments in life insurance company general accounts are valued at conversion value.
The fair value of level 3 assets, consisting of the investment trusts held by foreign subsidiaries, was ¥446 million ($5,373 thousand) and ¥423 million at March 31, 2011 and 2010, respectively. Amounts of actual returns on, and purchases and sales of, these assets during the year ended March 31, 2011 and March 31, 2010 are not material to Komatsu’s consolidated financial position or results of operations.
Cash flows
(1) Contributions
The Company and certain subsidiaries expect to contribute ¥4,622 million to their benefit plans in the year ending March 31, 2012.
(2) Estimated future benefit payments
The benefits expected to be paid in each of the next five years, and in the aggregate for the five years thereafter which reflect estimated future employee service are as follows:

Year ending March 31	Millions of yen
2012	¥13,482
2013	11,477
2014	7,605
2015	8,495
2016	9,323
Through 2017-2021	¥41,663
Other postretirement benefit plan
Some U.S. subsidiaries provide certain postretirement health care and life insurance benefits for substantially all of their employees. The plans are contributory, with contributions indexed to salary levels. Employee contributions are adjusted to provide for any costs of the plans in excess of those paid for by the subsidiaries. The policy is to fund the cost of these benefits as claims and premiums are paid. In the fiscal year ended March 31, 2008 certain U.S. subsidiaries established a Voluntary Employees’ Beneficiary Association (“VEBA”) trust to hold assets and pay substantially all of these subsidiaries’ self-funded post employment benefit plan obligations. The VEBA trust arrangement provides for segregation and legal restriction of the plan assets to satisfy plan obligations, and tax deductibility for contributions to the trust, subject to certain tax code limitations.
The reconciliation of beginning and ending balances of the accumulated postretirement benefit obligations and the fair value of the plan assets of the U.S. subsidiaries’ plans are as follows:

			Thousands of
	Millions of yen		U.S. dollars
	2011	2010	2011
Change in accumulated postretirement benefit obligation:
Accumulated postretirement benefit obligation, beginning of year	¥9,416	¥9,069	$113,446
Service cost	227	231	2,735
Interest cost	452	528	5,446
Actuarial loss (gain)	(134)	979	(1,615)
Curtailment	—	(456)	—
Plan participants’ contributions	2	2	24
Medicare Part D	55	68	663
Benefits paid	(728)	(659)	(8,771)
Foreign currency exchange rate change	(981)	(346)	(11,820)

Accumulated postretirement benefit obligation, end of year	¥8,309	¥9,416	$100,108

Change in plan assets:
Fair value of plan assets, beginning of year	¥6,152	¥6,579	$74,120
Actual return on plan assets	424	1,156	5,108
Employer contributions	726	657	8,747
Plan participants’ contributions	2	2	24
Benefits paid	(1,303)	(1,894)	(15,698)
Foreign currency exchange rate change	(650)	(348)	(7,831)

Fair value of plan assets, end of year	¥5,351	¥6,152	$64,470

Funded status, end of year	¥(2,958)	¥(3,264)	$(35,638)

Prepaid benefit cost	¥719	¥700	$8,663
Other current liabilities	(38)	(38)	(458)
Accrued benefit liability	(3,639)	(3,926)	(43,843)

	¥(2,958)	¥(3,264)	$(35,638)

Amounts recognized in accumulated other comprehensive income (loss):
Actuarial loss	¥3,050	¥3,502	$36,747
Prior service cost	551	616	6,639

	¥3,601	¥4,118	$43,386

Accumulated postretirement benefit obligations exceed plan assets for each of the U.S. subsidiaries’ plans.
Components of net periodic postretirement benefit cost
Net periodic postretirement benefit cost of the U.S. subsidiaries’ plans for the years ended March 31, 2011, 2010 and 2009, included the following components:

				Thousands of
	Millions of yen			U.S. dollars
	2011	2010	2009	2011
Service cost - Benefits earned during the year	¥227	¥231	¥311	$2,735
Interest cost on projected benefit obligation	452	528	575	5,446
Expected return on plan assets	(302)	(324)	(400)	(3,639)
Amortization of actuarial loss	196	250	201	2,362
Amortization of prior service cost	65	70	128	783
Curtailment and settlement gain	—	(116)	—	—

Net periodic cost	¥638	¥639	¥815	$7,687

     Other changes in plan assets and accumulated postretirement benefit obligations recognized in other comprehensive income (loss) for the years ended March 31, 2011 and 2010 are summarized as follows:

			Thousands of
	Millions of yen		U.S. dollars
	2011	2010	2011
Current year actuarial gain	¥(256)	¥(309)	$(3,084)
Amortization of actuarial loss	(196)	(134)	(2,362)
Current year prior service cost	—	—	—
Amortization of prior service cost	(65)	(70)	(783)

	¥(517)	¥(513)	$(6,229)

The estimated actuarial loss and prior service cost for the postretirement benefit plans that will be amortized from accumulated other comprehensive income (loss) into net periodic postretirement benefit cost over the next fiscal year are summarized as follows.

		Thousands of
	Millions of yen	U.S. dollars
Actuarial loss	¥174	$2,096

Prior service cost	65	783

Information with respect to the plans is as follows:
Assumptions
Weighted-average assumptions used to determine accumulated postretirement benefit obligations at March 31:

	2011	2010
Discount rate	5.6%	5.4%
Assumed rate of increase in future compensation levels	4.0%	4.0%
Current healthcare cost trend rate	7.9%	7.8%
Ultimate healthcare cost trend rate	4.8%	4.8%
Number of years to ultimate healthcare cost trend rate	5	7
Weighted average assumptions used to determine net periodic postretirement benefit cost for the years ended March 31:

	2011	2010	2009
Discount rate	5.4%	6.4%	5.9%
Assumed rate of increase in future compensation levels	4.0%	4.0%	4.0%
Expected long-term rate of return on plan assets	5.6%	5.5%	5.5%
Current healthcare cost trend rate	7.8%	7.8%	7.7%
Ultimate healthcare cost trend rate	4.8%	4.8%	4.8%
Number of years to ultimate healthcare cost trend rate	7	7	6
At March 31, 2011 and 2010, the impact of one percentage point change in the assumed health care cost trend rates would not be material to Komatsu’s consolidated financial position or results of operations.
Plan assets
The U.S. subsidiaries’ investment policies are to provide returns that will maximize principal growth while accepting only moderate risk.
The U.S. subsidiaries’ asset portfolio will be invested in a manner that emphasizes safety of capital while achieving total returns consistent with prudent levels of risk. The basic portfolio for the plan assets are comprised approximately of 35% equity securities and 65% debt securities.
The equity securities are selected primarily from stocks that are listed on the securities exchanges. Prior to investing, Komatsu has investigated the business condition of the invested companies, and appropriately diversified investments by type of industry and other relevant factors. The debt securities are selected primarily from government bonds and municipal bonds, and corporate bonds. Prior investing, Komatsu has investigated the quality of the issue, including rating, interest rate and repayment dates, and has appropriately diversified the investments. Pooled funds are selected using strategies consistent with the equity described above. There is no significant concentration of risk within the portfolio of investments.
The three levels of input used to measure fair value are more full described in Note 21.
The fair values of postretirement benefit plan assets at March 31, 2011 and 2010, by asset class are as follows:

	Millions of yen
At March 31, 2011	Level 1	Level 2	Level 3	Total
Plan assets
Cash	¥283	¥—	¥—	¥283
Equity securities
Foreign equities	650	—	—	650
Pooled funds	1,101	—	—	1,101
Debt securities
Government bonds and municipal bonds	—	2,276	—	2,276
Corporate bonds	—	1,041	—	1,041

Total	¥2,034	¥3,317	¥—	¥5,351

	Millions of yen
At March 31, 2010	Level 1	Level 2	Level 3	Total
Plan assets
Cash	¥155	¥—	¥—	¥155
Equity securities
Foreign equities	959	—	—	959
Pooled funds	1,113	—	—	1,113
Debt securities
Government bonds	—	2,936	—	2,936
Corporate bonds	—	989	—	989

Total	¥2,227	¥3,925	¥—	¥6,152

	Thousands of U.S. dollars
At March 31, 2011	Level 1	Level 2	Level 3	Total
Plan assets
Cash	$3,410	$—	$—	$3,410
Equity securities
Foreign equities	7,831	—	—	7,831
Pooled funds	13,265	—	—	13,265
Debt securities
Government bonds and municipal bonds	—	27,422	—	27,422
Corporate bonds	—	12,542	—	12,542

Total	$24,506	$39,964	$—	$64,470

(1)	The plan’s pooled funds include listed foreign equity securities primarily consisting U.S. equity.

(2)	The plan’s government bonds are U.S. government bonds.
Each level into which assets are categorized is based on inputs used to measure the fair value of the assets, and does not indicate the risks of the assets.
Level 1 assets are comprised principally of equity securities, which are valued using quoted prices in active markets. Level 2 assets are comprised of debt securities, which are valued using inputs other than quoted prices included within Level 1 that are observable for the assets or liabilities, either directly or indirectly.
Cash flows
(1) Contributions
The U.S. subsidiaries expect to contribute ¥39 million to their post retirement benefit plans in the year ending March 31, 2012.
(2) Estimated future benefit payments
The benefits expected to be paid in each of the next five years, and in the aggregate for the five years thereafter which reflect estimated future employee service are as follows:

Year ending March 31	Millions of yen
2012	¥679
2013	702
2014	724
2015	738
2016	759
Through 2017-2021	¥4,132
Directors of the Company and domestic subsidiaries are primarily covered by unfunded retirement allowance plans. At March 31, 2011, 2010 and 2009, the amounts required if all directors covered by the plans had terminated their service have been fully accrued. Such amounts are not material to Komatsu’s consolidated financial position or results of operations for any of the periods presented.
Certain subsidiaries maintain various defined contribution plans covering certain employees. The amount of cost recognized for all periods presented is not material to Komatsu’s consolidated financial position or results of operations.